DEBT - Narrative (Details)			1 Months Ended		12 Months Ended
	Sep. 15, 2025 USD ($)	Dec. 31, 2021	Jan. 31, 2024 USD ($)	Jan. 31, 2017 USD ($) day	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)
Debt Instrument [Line Items]
Threshold trading days | day				20
Threshold consecutive trading days | day				30
Exchange price threshold percentage for 20 trading days out of 30 consecutive trading days				130.00%
Conversion option reclassified from equity to liability								$ 292,940,000
Repayment of debt					$ 460,000,000	$ 192,108,000	$ 2,628,000
Proceeds from settlement of debt hedge option					$ 0	104,673,000	$ 0
Member Units
Debt Instrument [Line Items]
Number of exchangeable note shares (in shares) | shares					3,457,475
Strike price (in usd per share) | $ / shares					$ 101.82
2017 Exchangeable Notes
Debt Instrument [Line Items]
Principal				$ 287,500,000
Debt issuance costs				$ 5,791,000
Notice amount for conversion						87,427,000
Notice settlement amount						$ 87,435,000
Repayment of debt			$ 87,435,000
Proceeds from settlement of debt hedge option			$ 104,673,000
Number of shares called by warrants (in shares) | shares						1,513,183
2020 Exchangeable Notes
Debt Instrument [Line Items]
Debt issuance costs									$ 8,574,000
Repayment of debt	$ 460,000,000
Principal amount					$ 0	$ 460,000,000			$ 460,000,000
Debt conversion ratio		1